Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net income (loss)	$ 261,944	$ (256,972)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Amortization of debt discount	0	5,493
Revaluation of warrant liability	(592,098)	0
Share based compensation	11,888	128,775
Change in operating assets and liabilities:
Prepaid expense	10,825	0
Accounts payable	199,766	3,323
Other liabilities	0	1,072
Net cash used in operating activities	(107,675)	(118,309)
Cash flows from financing activities
Proceeds from private placement of stock	0	150,000
Proceeds from notes payable - related parties	75,000	9,245
Payments to related parties	0	(17,845)
Net cash provided by financing activities	75,000	141,400
Net increase (decrease) in cash	(32,675)	23,091
Cash, beginning of period	72,822	8,986
Cash, end of period	40,147	32,077
Supplemental disclosure of cash flow information
Cash paid for interest	0	627
Cash paid for income taxes	$ 0	$ 0